Right-of-Use Assets - Summary of Right-of-Use Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	[1]	$ 337,285
Depreciation of right-of-use assets		112,782	$ 80,496
Ending balance		398,533	337,285	[1]
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		645,560	596,020
Transfer to property and equipment		(21,474)
Other additions		90,346	50,225
Additions through business combinations		111,590	40,213
Derecognition	[2]	(80,944)	(51,224)
Effect of movements in exchange rates		2,812	10,326
Ending balance		747,890	645,560
Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		308,275	261,852
Transfer to property and equipment		(5,746)
Depreciation of right-of-use assets		112,782	80,496
Derecognition	[2]	(67,196)	(40,372)
Effect of movements in exchange rates		1,242	6,299
Ending balance		349,357	308,275
Land and Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		219,565
Ending balance		252,770	219,565
Land and Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		452,106	430,097
Transfer to property and equipment		0
Other additions		37,768	18,869
Additions through business combinations		57,916	13,716
Derecognition	[2]	(39,842)	(18,524)
Effect of movements in exchange rates		2,329	7,948
Ending balance		510,277	452,106
Land and Buildings | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		232,541	193,684
Transfer to property and equipment		0
Depreciation of right-of-use assets		59,719	48,628
Derecognition	[2]	(35,691)	(14,573)
Effect of movements in exchange rates		938	4,802
Ending balance		257,507	232,541
Rolling Stock
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		116,661
Ending balance		143,618	116,661
Rolling Stock | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		191,164	164,090
Transfer to property and equipment		(21,474)
Other additions		51,494	30,353
Additions through business combinations		52,465	26,497
Derecognition	[2]	(40,434)	(32,111)
Effect of movements in exchange rates		495	2,335
Ending balance		233,710	191,164
Rolling Stock | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		74,503	67,153
Transfer to property and equipment		(5,746)
Depreciation of right-of-use assets		51,953	31,247
Derecognition	[2]	(30,926)	(25,371)
Effect of movements in exchange rates		308	1,474
Ending balance		90,092	74,503
Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		1,059
Ending balance		2,145	1,059
Equipment | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		2,290	1,833
Transfer to property and equipment		0
Other additions		1,084	1,003
Additions through business combinations		1,209	0
Derecognition	[2]	(668)	(589)
Effect of movements in exchange rates		(12)	43
Ending balance		3,903	2,290
Equipment | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		1,231	1,015
Transfer to property and equipment		0
Depreciation of right-of-use assets		1,110	621
Derecognition	[2]	(579)	(428)
Effect of movements in exchange rates		(4)	23
Ending balance		$ 1,758	$ 1,231

[1]	Recasted for change in accounting policy (see note 10)
[2]	Derecognized right-of-use assets include negotiated asset purchases and extinguishments resulting from accidents as well as fully amortized or end of term right-of-use assets.